Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Computation of Earnings Per Share

	Years Ended December 31
	2015	2016	2017
	(NT$)	(NT$)	(NT$)
Basic EPS	$11.68	$12.79	$13.30

Diluted EPS	$11.68	$12.79	$13.30

EPS is computed as follows:

	Amounts (Numerator) NT$ (In Millions)	Number of Shares (Denominator) (In Millions)	EPS (NT$)
Year ended December 31, 2015
Basic EPS
Net income available to common shareholders of the parent	$302,850.9	25,930.3	$11.68

Effect of dilutive potential common shares	—	0.1

Diluted EPS
Net income available to common shareholders of the parent (including effect of dilutive potential common shares)	$302,850.9	25,930.4	$11.68

Year ended December 31, 2016
Basic/Diluted EPS
Net income available to common shareholders of the parent	$331,713.7	25,930.3	$12.79

Year ended December 31, 2017
Basic/Diluted EPS
Net income available to common shareholders of the parent	$344,998.3	25,930.3	$13.30